Label	Element	Value
Dreyfus Emerging Markets Debt Local Currency Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000053808_SupplementTextBlock	April 30, 2015 THE DREYFUS/LAUREL FUNDS TRUST - Dreyfus Emerging Markets Debt Local Currency Fund Supplement to Summary and Statutory Prospectuses dated October 1, 2014 As Revised November 25, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Emerging Markets Debt Local Currency Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information supersedes and replaces any contrary information in the summary prospectus and statutory prospectus:
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The fund’s benchmark is the JPMorgan Government Bond Index – Emerging Markets Global Diversified (GBI-EM Global Diversified), an unmanaged index that tracks local currency bonds issued by emerging market governments. The GBI-EM Global Diversified consists of regularly traded, liquid fixed-rate, local currency government bonds and includes only those countries that give access to their capital markets to global investors.